Stock-Based Compensation	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(14)  Stock-Based Compensation

The Company's stock-based compensation plans include stock options, performance shares, restricted stock and restricted stock units. Although the Company has discretion, shares distributed under these plans are issued from treasury stock.

STOCK OPTIONS

The Company's stock option plans permit key officers and employees to purchase common stock at specified prices. Outstanding options were granted at 100 percent of the average of the high and low market prices of the Company's common stock on the date of grant, generally vest one-third each year and expire 10 years from the date of grant. Compensation expense is recognized ratably over the vesting period based on the number of options expected to vest. The Company registered a new stock option plan in May 2011 and as of September 30, 2011, 23.2 million options were available for grant under the plans.

Changes in shares subject to option during the year ended September 30, 2011 follow:

	AVERAGE		TOTAL	AVERAGE
	EXERCISE PRICE		INTRINSIC VALUE	REMAINING
(SHARES IN THOUSANDS)	PER SHARE	SHARES	OF AWARDS	LIFE (YEARS)
Beginning of year	$38.04	13,669
Options granted	$53.75	4,696
Options exercised	$33.20	(2,117)
Options canceled	$45.90	(296)
End of year	$43.16	15,952	$78	6.3
Exercisable at year end	$39.67	9,815	$64	4.9

The weighted-average grant date fair value per option granted was $11.00, $8.51 and $4.45 for 2011, 2010 and 2009, respectively. Cash received for option exercises was $65 in 2011, $53 in 2010 and $33 in 2009. The total intrinsic value of options exercised was $49, $59 and $10 in 2011, 2010 and 2009, respectively, and the actual tax benefit realized from tax deductions related to option exercises was $16, $4 and $7, respectively.

The grant date fair value of each option is estimated using the Black-Scholes option-pricing model. Weighted-average assumptions used in the Black-Scholes valuations for 2011, 2010 and 2009 are as follows: risk-free interest rate based on the U.S. Treasury yield of 1.9 percent, 3.0 percent and 2.4 percent; dividend yield of 2.6 percent, 3.2 percent and 4.2 percent; and expected volatility based on historical volatility of 25 percent, 25 percent and 22 percent. The expected life of an option is seven years based on historical experience and expected future exercise patterns.

PERFORMANCE SHARES, RESTRICTED STOCK AND RESTRICTED STOCK UNITS

The Company's incentive shares plans include performance share awards which distribute the value of common stock to key management personnel subject to certain operating performance conditions and other restrictions. Distribution is primarily in shares of common stock and partially in cash. Compensation expense is recognized over the service period based on the number of awards expected to be ultimately earned. Performance share awards are accounted for as liabilities in accordance with ASC 718, Compensation – Stock Compensation, with compensation expense adjusted at the end of each period to reflect the change in fair value of the awards.

As a result of the Company achieving the performance objective at the end of 2010 and employees providing an additional year of service, 4,777,248 rights to receive common shares vested and were distributed to participants in 2011 as follows: 2,841,534 issued in shares, 1,661,045 withheld for income taxes and 274,669 paid in cash. As of September 30, 2011, 5,367,146 rights to receive common shares (awarded primarily in 2010) were outstanding, contingent upon achieving the Company's performance objective through 2013 and the provision of service by the employees.

Incentive shares plans also include restricted stock awards, which involve distribution of common stock to key management personnel subject to cliff vesting at the end of service periods ranging from three to 10 years. The fair value of outstanding awards was determined based on the average of the high and low market prices of the Company's common stock on the date of grant, with compensation expense recognized ratably over the applicable service period. In 2011, 520,000 shares of restricted stock vested as a result of participants fulfilling the applicable service requirements and, accordingly, 299,990 shares were issued while 220,010 shares were withheld for income taxes in accordance with minimum withholding requirements. In 2010, the Company performed a one-time conversion of outstanding Avocent stock awards in conjunction with the acquisition and during 2010, 685,755 of these shares vested, with 467,452 Emerson shares issued and 218,303 shares withheld for taxes in accordance with minimum withholding requirements. As of September 30, 2011, there were 1,733,956 shares of unvested restricted stock outstanding, including 115,956 shares related to the one-time Avocent conversion.

Changes in awards outstanding but not yet earned under the incentive shares plans during the year ended September 30, 2011 follow:

		AVERAGE GRANT DATE
(SHARES IN THOUSANDS)	SHARES	FAIR VALUE PER SHARE
Beginning of year	12,283	$39.76
Granted	393	$54.84
Earned/vested	(5,436)	$41.44
Canceled	(139)	$38.76
End of year	7,101	$39.38

The total fair value of shares vested under the incentive shares plans was $276, $42 and $3, respectively, in 2011, 2010 and 2009, of which $113, $15 and $1, respectively, was paid in cash, primarily for tax withholding. As of September 30, 2011, 10 million shares remained available for award under the incentive shares plans.

Total compensation expense for the stock option and incentive shares plans was $121, $217 and $54, for 2011, 2010 and 2009, respectively. The decrease from 2010 to 2011 reflects changes in the Company's stock price and the vesting and payment of a portion of the 2007 awards early in 2011. The increase from 2009 to 2010 reflects overlap of two performance share programs during the year (2007 awards for performance through 2010 and 2010 awards for performance through 2013) and a higher stock price in 2010. Income tax benefits recognized in the income statement for these compensation arrangements during 2011, 2010 and 2009 were $32, $65 and $13, respectively. As of September 30, 2011, there was $170 of total unrecognized compensation cost related to unvested awards granted under these plans, which is expected to be recognized over a weighted-average period of 1.9 years.

In addition to the stock option and incentive shares plans, in 2011 the Company awarded 15,656 shares of restricted stock and 3,914 restricted stock units under the restricted stock plan for non-management directors. As of September 30, 2011, 318,552 shares remained available for issuance under this plan.